Cash Management [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cash Management | Cash Management Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	2.77%	1.71%